Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 3,351,565
Fair Value	3,926,213
Amount at which shown in balance sheet	3,850,305	3,859,124
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,441,051
Fair Value	2,925,500
Amount at which shown in balance sheet	2,925,500
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,725
Fair Value	3,120
Amount at which shown in balance sheet	3,120
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	48,315
Fair Value	53,435
Amount at which shown in balance sheet	53,435
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	25,908
Fair Value	28,885
Amount at which shown in balance sheet	28,885
Asset-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	950
Fair Value	983
Amount at which shown in balance sheet	983
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,403
Fair Value	7,022
Amount at which shown in balance sheet	7,022
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	78,868
Fair Value	87,214
Amount at which shown in balance sheet	87,214
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,277,882
Fair Value	2,744,841
Amount at which shown in balance sheet	2,744,841
Equity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	76,808
Fair Value	91,093
Amount at which shown in balance sheet	91,093
Common stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	92
Fair Value	297
Amount at which shown in balance sheet	297
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	76,716
Fair Value	90,796
Amount at which shown in balance sheet	90,796
Commercial mortgage loans on real estate, at amortized cost
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	628,506
Fair Value	704,414
Amount at which shown in balance sheet	628,506
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	12,802
Fair Value	12,802
Amount at which shown in balance sheet	12,802
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	40,317
Fair Value	40,317
Amount at which shown in balance sheet	40,317
Collateral held/pledged under securities agreements
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	42,534
Fair Value	42,540
Amount at which shown in balance sheet	42,540
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	109,547
Fair Value	109,547
Amount at which shown in balance sheet	$ 109,547